Divestitures - Income Statement (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total income from discontinued operations	[1]	$ 236	[2]	$ 0	$ 191
USPS Separation | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		2,823
Costs of services		2,104
Selling, general and administrative		152
Depreciation and amortization		169
Restructuring costs		14
Interest expense		15
Other expense, net		2
Total costs and expenses		2,456
Total income from discontinued operations, before income taxes		367
Income tax expense		131
Total income from discontinued operations		$ 236

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.